Shareholders Equity - USD ($)	Common Stock	Paid-In Capital	Shares to be Issued	Deficit Accumulated	Accumulated Other Comprehensive Loss	Total
Beginning Balance, Shares at Dec. 31, 2013	0
Beginning Balance, Value at Dec. 31, 2013	$ 0	$ 256,318	$ 260,000	$ (238,355)		$ 277,963
Shareholder contribution		$ 308,784				308,784
Shares to be issued			$ 339,950			339,950
Net Loss				(599,210)		(599,210)
Ending Balance, Shares at Dec. 31, 2014	0
Ending Balance, Value at Dec. 31, 2014	$ 0	$ 565,102	$ 599,950	(837,565)		327,487
Shareholder contribution		169,013				169,013
Shares issued to funders, Shares	29,372,000
Shares issued to funders, Value	$ 0	0	0	0		0
Shares issued to employees, Value		8,000	0	0		8,000
Shares issued for cash, Shares	620,000
Shares issued for cash, Value		599,950	(619,950)	0		20,000
Net Loss				(386,080)		(382,811)
Unrealized loss					$ (3,269)
Ending Balance, Shares at Dec. 31, 2015	30,000,000
Ending Balance, Value at Dec. 31, 2015	$ 0	$ 1,362,065	$ 0	$ (1,223,376)	$ (3,269)	$ 138,420